Reinsurance and Indemnification - 2014-1 PCS Excess Agreement (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) state
Ceded Credit Risk [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 500
2014-1 PCS
Ceded Credit Risk [Line Items]
Number of states covered by reinsurance agreement | state	29
Limit of aggregate losses under aggregate excess agreement	$ 321
Retention percentage of reinsurance limit	95.00%
Retention amount for catastrophe reinsurance agreement contracts	$ 3,070